Funded Status (Detail) (USD $) In Millions, unless otherwise specified	Jan. 28, 2012	Jan. 29, 2011
Reconciliation of funded status to total amount recognized:
Funded status	$ (25)	$ (19)
Amounts recognized in Consolidated Balance Sheets:
Non-current liability	(25)	(19)
Amounts recognized in Accumulated other comprehensive income (loss):
Unrecognized net actuarial losses, net of tax	$ 8	$ 2